Joint Arrangements - Narrative (Details)	Dec. 04, 2024	Oct. 08, 2024
Heartland
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired	50.00%
Membership interest	50.00%
Tent Mountain
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired		10.00%
Membership interest		10.00%